EQUITY TRANSACTIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Transactions Details
Number of Options Outstanding, Beginning	380,000	60,000	60,000
Number of Options Granted	214,900	320,000	0
Number of Options Exercised	0	0	0
Number of Options cancelled	0	0	0
Number of Options Outstanding, Ending	594,900	380,000	60,000	60,000
Number of Options Outstanding, Exercisable	209,975	125,000	30,000	15,000
Weighted Average Exercise Price Outstanding, Beginning	$ 3.95	$ 2.50	$ 2.50
Weighted Average Exercise Price Granted	0.95	4.22
Weighted Average Exercise Price Exercised	0.00
Weighted Average Exercise Price expired or Canceled	0.00
Weighted Average Exercise Price Outstanding, Ending	2.87	3.95	2.50	$ 2.50
Weighted Average Exercise Price Outstanding, Exercisable	$ 3.28	$ 3.95	$ 2.50	$ 2.50
Weighted Average Remaining Term, Outstanding	9 years 1 month 6 days	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Term, Granted	9 years 9 months 18 days	9 years 3 months 18 days
Weighted Average Remaining Term, Outstanding	9 years 2 months 12 days	9 years 1 month 6 days	8 years 9 months 18 days
Weighted Average Remaining Term, Exercisable	9 years 2 months 12 days	9 years 1 month 6 days	8 years 9 months 18 days	9 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 0	$ 0	$ 0
Aggregate Intrinsic Value Granted	$ 0	$ 0	$ 0
Aggregate Intrinsic Value Exercised	$ 0	$ 0	$ 0
Aggregate Intrinsic Value Options expired or cancelled	0	0	0
Aggregate Intrinsic Value Forfeited		$ 0	$ 0
Aggregate Intrinsic Value Outstanding, Ending	$ 0	$ 0	$ 0	$ 0
Aggregate Intrinsic Value Outstanding, Exercisable		$ 0	$ 0	$ 0